INCOME AND MINING TAXES - Changes in net deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME AND MINING TAXES
Net deferred income and mining tax liabilities - beginning of year	$ 5,133,051	$ 4,919,475
Income and mining tax impact recognized in net income	162,158	213,845
Income tax impact recognized in other comprehensive income and equity	59,983	(269)
Net deferred income and mining tax liabilities - end of year	$ 5,355,192	$ 5,133,051